INVESTMENTS IN ASSOCIATES (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [line items]
Turnover	$ 1,924.2	$ 1,802.5	$ 1,687.2
Depreciation, amortization and impairment	(128.9)	(108.7)	(103.7)
Net profit for the year	65.8	(10.6)	49.8
Total comprehensive income	45.7	16.2	62.7
Net profit for the year	0.1	(0.3)	(0.7)
NUANCE GROUP (CHICAGO) LLC
Disclosure of associates [line items]
Turnover	19.6	18.7	20.0
Depreciation, amortization and impairment	(0.1)	(0.1)	(0.1)
Net profit for the year	(1.0)	(1.0)	(2.1)
Total comprehensive income	$ (1.0)	$ (1.0)	$ (2.1)
HUDSON'S SHARE	35.00%	35.00%	35.00%
Net profit for the year	$ (0.4)	$ (0.4)	$ (0.7)
Total comprehensive income	(0.4)	(0.4)	(0.7)
MIDWAY PARTNERSHIP LLC
Disclosure of associates [line items]
Turnover	21.7	15.1	0.0
Depreciation, amortization and impairment	0.0	0.0	0.0
Net profit for the year	0.9	0.2	0.0
Total comprehensive income	$ 0.9	$ 0.2	0.0
HUDSON'S SHARE	50.00%	50.00%
Net profit for the year	$ 0.5	$ 0.1	0.0
Total comprehensive income	0.5	0.1	0.0
Associates
Disclosure of associates [line items]
Turnover	41.3	33.8	20.0
Depreciation, amortization and impairment	(0.1)	(0.1)	(0.1)
Net profit for the year	(0.1)	(0.8)	(2.1)
Total comprehensive income	(0.1)	(0.8)	(2.1)
Net profit for the year	0.1	(0.3)	(0.7)
Total comprehensive income	$ 0.1	$ (0.3)	$ (0.7)